Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
U.S. federal net operating loss carry overs	$ 0	$ 242,186
Valuation allowance	$ (421,831)	$ 211,112